AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED DECEMBER 15, 2014
TO
PROSPECTUS DATED MARCH 1, 2014
(AS SUPPLEMENTED THROUGH OCTOBER 1, 2014)

AMERICAN INDEPENDENCE RISK-MANAGED ALLOCATION FUND

 (TICKER SYMBOLS:  RMAIX, AARMX, ACRMX)

At a Board meeting held on December 12, 2014 (“Board Meeting”), the Board of Trustees of the American Independence Funds Trust (the “Trust’s Board”), including a majority of the Independent Trustees, unanimously approved Mr. Charles McNally, of American Independence Financial Services, LLC (“American Independence”), to serve as co-portfolio manager of the American Independence Risk-Managed Allocation Fund (the “Fund”).  At that same Board Meeting, the Trustees approved a change in the Fund’s ordinary income dividend from yearly to quarterly.

The Prospectus is hereby amended and supplemented, effective December 15, 2014, to reflect the following changes:

1.  Under the Fund’s “FUND SUMMARY” in the sub-section titled “Management” for the Fund, the table under Portfolio Management shall be replaced in its entirety with the following:

Manager Name	Primary Title	Managed the Fund Since
John A. Forlines III	Portfolio Manager; Chairman and CIO of JAF	2013
Eric M. Rubin	Portfolio Manager; President of American Independence	2013
Charles McNally	Portfolio Manager; Chief Portfolio Strategist of American Independence	2014

2.  Under “MORE ABOUT THE FUNDS” the information in the sub-section titled “Fund Management” under “Sub-Advisers” for the Risk-Managed Allocation Fund is amended to include the following information on Mr. McNally under “Portfolio Managers”:

Portfolio Managers

Charles McNally. Mr. McNally joined American Independence as Chief Portfolio Strategist in early 2013. Mr. McNally also co-manages two other mutual funds, the American Independence MAR Tactical Moderate Growth Fund and the American Independence MAR Tactical Growth Fund, each a series in an affiliated trust, the American Independence Funds Trust II. For thirteen years, he was a founding member and became a portfolio manager and head of manager research for the Fund of Funds and Institutional Advisory Group at Lyster Watson & Company, a pioneer firm in advising hedge fund investors. Prior to that, he headed research and development for a proprietary equity statistical arbitrage strategy at Jefferies Group, following a role as senior trader at a quantitative hedge fund. He started his career in the fixed-income portfolio strategy research group at Goldman Sachs & Company, and later advised the firm’s institutional clients on using fixed-income futures and options for hedging and portfolio applications. He moved to Salomon Brothers to become product manager for their fixed-income futures and options customer business, and traded fixed-income and foreign exchange at CS First Boston, before moving into investment management. Mr. McNally earned a Sc.B in Applied Mathematics, magna cum laude, from Brown University, and continued his studies in pure and applied mathematics at Cambridge University (as a Churchill Scholar) and at New York University’s Courant Institute of Mathematical Sciences.

3.  Under “INVESTING WITH THE FUNDS” the information in the sub-section titled “Dividends, Distributions and Taxes”, the third paragraph is replaced in its entirety with the following:

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends on the Kansas Tax-Exempt Bond Fund, Boyd Watterson Short-Term Enhanced Bond Fund, Boyd Watterson Core Plus Fund and U.S. Inflation-Indexed Fund are paid monthly, if any. Dividends on the Risk-Managed Allocation Fund are paid quarterly and dividends on the Stock Fund and International Alpha Strategies Fund are paid annually. Capital gains for all Funds are distributed at least annually.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AMERICAN INDEPENDENCE FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED DECEMBER 15, 2014
TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2014

(AS SUPPLEMENTED THROUGH OCTOBER 1, 2014)

AMERICAN INDEPENDENCE RISK-MANAGED ALLOCATION FUND

 (TICKER SYMBOLS:  RMAIX, AARMX, ACRMX)

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

At a Board meeting held on December 12, 2014 (“Board Meeting”), the Board of Trustees of the American Independence Funds Trust (the “Trust’s Board”), including a majority of the Independent Trustees, unanimously approved Mr. Charles McNally, of American Independence Financial Services, LLC (“American Independence”), to serve as co-portfolio manager of the American Independence Risk-Managed Allocation Fund (the “Fund”).  At that same Board Meeting, the Trustees approved a change in the Fund’s ordinary income dividend from yearly to quarterly.

The SAI is hereby amended and supplemented, effective December 15, 2014, to reflect the following changes:

Under the section titled “PORTFOLIO MANAGER INFORMATION”, the following sub-sections are amended as follows:

a. The information for the Risk-Managed Allocation Fund under “Portfolio Managers” shall include the following paragraph:

Charles McNally. Mr. McNally joined American Independence as Chief Portfolio Strategist in early 2013. Mr. McNally also co-manages two other mutual funds, the American Independence MAR Tactical Moderate Growth Fund and the American Independence MAR Tactical Growth Fund, each a series in an affiliated trust, the American Independence Funds Trust II. For thirteen years, he was a founding member and became a portfolio manager and head of manager research for the Fund of Funds and Institutional Advisory Group at Lyster Watson & Company, a pioneer firm in advising hedge fund investors. Prior to that, he headed research and development for a proprietary equity statistical arbitrage strategy at Jefferies Group, following a role as senior trader at a quantitative hedge fund. He started his career in the fixed-income portfolio strategy research group at Goldman Sachs & Company, and later advised the firm’s institutional clients on using fixed-income futures and options for hedging and portfolio applications. He moved to Salomon Brothers to become product manager for their fixed-income futures and options customer business, and traded fixed-income and foreign exchange at CS First Boston, before moving into investment management. Mr. McNally earned a Sc.B in Applied Mathematics, magna cum laude, from Brown University, and continued his studies in pure and applied mathematics at Cambridge University (as a Churchill Scholar) and at New York University’s Courant Institute of Mathematical Sciences.

b.  Under the section “Beneficial Ownership by Portfolio Manager”, the following information is added for Mr. McNally:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All of the Fund Family
Charles McNally	None	None

c.  Under the section “Account Management Disclosures”, the following information, as of October 31, 2014, shall be added to the table for Charles McNally:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Charles McNally	2	$15,571,263	0	$0	0	$0

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